Document and Entity Information	Jan. 08, 2025
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001580864
Document Type	8-K
Document Period End Date	Jan. 08, 2025
Current Fiscal Year End Date	--12-31
Entity Registrant Name	VROOM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39315
Entity Tax Identification Number	90-1112566
Entity Address, Address Line One	4700 Mercantile Dr.
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76137
City Area Code	518
Local Phone Number	535-9125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	VRMMQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	3600 W Sam Houston Pkwy S
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042